UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Item 1. Schedule of Investments.

Gripman Absolute Value Balanced Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2015 (Unaudited)

Principal Amount		Value

	BONDS – 71.9%
	ASSET-BACKED SECURITIES – 8.5%
$10,000	AEP Texas Central Transition Funding II LLC Series 2006-A, Class A5, 5.306%, 7/1/2021	$11,102
8,276	Nissan Auto Receivables Owner Trust Series 2014-A, Class A3, 0.720%, 8/15/2018[1]	8,253
14,636	Toyota Auto Receivables Owner Trust Series 2014-A, Class A3, 0.670%, 12/15/2017[1]	14,607
5,000	World Omni Automobile Lease Securitization Trust Series 2015-A, Class A3, 1.540%, 10/15/2018[1]	4,967

	TOTAL ASSET-BACKED SECURITIES (Cost $38,873)	38,929

	CORPORATE BONDS – 28.8%
	ENERGY – 8.6%
10,000	ConocoPhillips 5.750%, 2/1/2019	10,828
2,000	Continental Resources, Inc. 5.000%, 9/15/2022[1]	1,478
5,000	DCP Midstream Operating LP 2.500%, 12/1/2017[1]	4,508
5,000	Noble Holding International Ltd. 4.000%, 3/16/2018[2]	4,530
	ONEOK Partners LP
4,000	6.150%, 10/1/2016	4,107
5,000	3.375%, 10/1/2022[1]	4,061
10,000	Transocean, Inc. 5.050%, 12/15/2016[2]	9,737
		39,249
	FINANCIALS – 7.4%
3,000	CME Group, Inc. 3.000%, 9/15/2022	3,022
10,000	Deutsche Bank A.G. 6.000%, 9/1/2017[2]	10,596
5,000	Franklin Resources, Inc. 2.800%, 9/15/2022	4,886
10,000	Kemper Corp. 6.000%, 5/15/2017	10,392
5,000	Royal Bank of Canada 2.350%, 10/30/2020[2]	4,962
		33,858
	GOVERNMENTS – 0.5%
2,000	Mexico Government International Bond 3.625%, 3/15/2022[2]	2,017

Gripman Absolute Value Balanced Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE BONDS (Continued)
	HEALTH CARE – 1.9%
$4,000	Amgen, Inc. 3.875%, 11/15/2021[1]	$4,173
4,000	Cigna Corp. 5.125%, 6/15/2020	4,370
		8,543
	INDUSTRIALS – 5.3%
4,000	CNH Industrial Capital LLC 6.250%, 11/1/2016	4,095
10,000	Fluor Corp. 3.375%, 9/15/2021	10,225
10,000	Roper Technologies, Inc. 3.000%, 12/15/2020[1]	9,970
		24,290
	UTILITIES – 5.1%
10,000	Duke Energy Carolinas LLC 7.000%, 11/15/2018	11,405
10,000	Oncor Electric Delivery Co. LLC 7.000%, 9/1/2022	12,024
		23,429
	TOTAL CORPORATE BONDS (Cost $132,708)	131,386

	GOVERNMENT AGENCIES DEBT – 8.2%
	Fannie Mae Pool
2,855	5.500%, 7/1/2016	2,864
6,913	5.000%, 2/1/2018	7,180
15,849	6.500%, 9/1/2022	17,444
	Federal Home Loan Mortgage Corp.
5,000	1.200%, 10/29/2018[1]	4,967
5,000	2.300%, 9/27/2022[1]	4,963

	TOTAL GOVERNMENT AGENCIES DEBT (Cost $37,247)	37,418

	MUNICIPAL BONDS – 5.7%
10,000	Bethlehem Area School District 3.118%, 8/1/2022	10,090
10,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority 6.100%, 7/1/2034[1]	5,975
10,000	Sacramento Redevelopment Agency Successor Agency 3.000%, 12/1/2020	10,117

	TOTAL MUNICIPAL BONDS (Cost $26,128)	26,182

Gripman Absolute Value Balanced Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	U.S. GOVERNMENTS – 20.7%
	United States Treasury Note
$40,000	1.875%, 9/30/2017	$40,571
20,000	1.000%, 8/31/2019	19,610
4,000	3.625%, 2/15/2021	4,349
30,000	2.125%, 6/30/2022	30,158

	TOTAL U.S. GOVERMENTS (Cost $94,708)	94,688

	TOTAL BONDS (Cost $329,664)	328,603

Number of Shares

	COMMON STOCKS – 27.0%
	COMMUNICATIONS – 1.4%
96	AT&T, Inc.	3,303
60	Scripps Networks Interactive, Inc. - Class A	3,313
		6,616
	CONSUMER DISCRETIONARY – 4.3%
36	Cintas Corp.	3,278
38	Genuine Parts Co.	3,264
76	Leggett & Platt, Inc.	3,194
64	Nordstrom, Inc.	3,188
115	Volkswagen A.G. - ADR[2]	3,322
49	Wynn Resorts Ltd.	3,390
		19,636
	CONSUMER STAPLES – 4.9%
77	Coca-Cola Co.	3,308
49	Colgate-Palmolive Co.	3,264
31	Hormel Foods Corp.	2,452
33	PepsiCo, Inc.	3,297
127	Sprouts Farmers Market, Inc.[3]	3,377
45	Target Corp.	3,268
54	Wal-Mart Stores, Inc.	3,310
		22,276
	ENERGY – 1.4%
762	Petroleo Brasileiro S.A. - ADR[2,3]	3,277
238	Statoil A.S.A. - ADR[2]	3,322
		6,599
	FINANCIALS – 5.0%
54	Aflac, Inc.	3,235
53	AmTrust Financial Services, Inc.	3,264
55	Cincinnati Financial Corp.	3,254

Gripman Absolute Value Balanced Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
62	Citigroup, Inc.	$3,208
87	Franklin Resources, Inc.	3,203
107	Synchrony Financial[3]	3,254
45	T. Rowe Price Group, Inc.	3,217
		22,635
	HEALTH CARE – 3.6%
17	C.R. Bard, Inc.	3,221
37	Cardinal Health, Inc.	3,303
32	Johnson & Johnson	3,287
55	Molina Healthcare, Inc.[3]	3,307
84	Surgical Care Affiliates, Inc.[3]	3,344
		16,462
	INDUSTRIALS – 2.1%
52	Dover Corp.	3,188
68	Emerson Electric Co.	3,252
114	Keysight Technologies, Inc.[3]	3,230
		9,670
	MATERIALS – 2.2%
22	3M Co.	3,314
81	Nucor Corp.	3,265
78	Schweitzer-Mauduit International, Inc.	3,275
		9,854
	TECHNOLOGY – 0.7%
40	Check Point Software Technologies Ltd.[2,3]	3,255

	UTILITIES – 1.4%
51	Consolidated Edison, Inc.	3,278
155	Korea Electric Power Corp. - ADR[2,3]	3,281
		6,559
	TOTAL COMMON STOCKS (Cost $125,367)	123,562

Principal Amount

	SHORT-TERM INVESTMENTS – 77.7%
$355,278	UMB Money Market Fiduciary, 0.01%[3,4]	355,278

	TOTAL SHORT-TERM INVESTMENTS (Cost $355,278)	355,278

Gripman Absolute Value Balanced Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

Value

TOTAL INVESTMENTS – 176.6% (Cost $810,309)	$807,443
Liabilities in Excess of Other Assets – (76.6)%	(350,228)

TOTAL NET ASSETS –100.0%	$457,215

ADR – American Depositary Receipt
LP – Limited Partnership

[1]	Callable.
[2]	Foreign security denominated in U.S. Dollars.
[3]	Non-income producing security.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Gripman Absolute Value Balanced Fund
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

Note 1 – Organization
Gripman Absolute Value Balanced Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek capital appreciation and income. The Fund commenced investment operations on November 30, 2015, and its primary investment objectives are regular income, conservation of principal, and long-term growth of principal and income.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Municipal Bonds
Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, public authority or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities). Municipal bonds may be issued as taxable securities, or as federally tax-exempt securities. States, possessions, territories and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works, gas, and electric utilities. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Municipal bonds may be general obligation bonds or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality. In addition, certain types of “private activity” bonds may be issued by public authorities to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities. Other types of private activity bonds are used to finance the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities. Current federal tax laws place substantial limitations on the size of certain of such issues. In certain cases, the interest on a private activity bond may not be exempt from federal income tax or the alternative minimum tax.

Gripman Absolute Value Balanced Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
December 31, 2015 (Unaudited)

Note 3 – Federal Income Taxes
At December 31, 2015, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$810,309

Gross unrealized appreciation	$671
Gross unrealized depreciation	(3,537)

Net unrealized depreciation on investments	$(2,866)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Gripman Absolute Value Balanced Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
December 31, 2015 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Bonds**	$-	$328,603	$-	$328,603
Common Stocks**	123,562	-	-	123,562
Short-Term Investments	355,278	-	-	355,278
Total Assets	$478,840	$328,603	$-	$807,443

*	The Fund did not hold any Level 3 securities at period end.
**
All bonds held in the Fund are Level 2 securities and all common stocks held in the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President

Date:	02/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President

Date:	02/29/16

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	02/29/16

*	Print the name and title of each signing officer under his or her signature.